Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Net revenues: The transactions with Golar Partners and its subsidiaries for the nine months ended September 30, 2020 and 2019 consisted of the following:

	Nine months ended September 30,
(in thousands of $)	2020	2019
Management and administrative services revenue (a)	5,920	7,195
Ship management fees revenue (b)	3,947	3,345
Interest income on short-term loan (c)	285	—
Total	10,152	10,540

Receivables/(payables): The balances with Golar Partners and its subsidiaries as of September 30, 2020 and December 31, 2019 consisted of the following:

(in thousands of $)	September 30, 2020	December 31, 2019
Balances due from/(to) Golar Partners and its subsidiaries (c)	4,305	(2,708)
Methane Princess lease security deposit (d)	149	(2,253)
Total	4,454	(4,961)

a)Management and administrative services revenue - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management Limited ("Golar Management"), a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Where external service providers costs are incurred by us on behalf of Golar Partners, these are recharged at cost. Golar Partners may terminate the agreement by providing 120 days written notice.

b)Ship management fees - Golar and certain of its affiliates charge ship management fees to Golar Partners for the provision of technical and commercial management of Golar Partners' vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management. Golar Partners may terminate these agreements by providing 30 days written notice.

c)Balances due from/(to) Golar Partners and its subsidiaries/Interest income on short-term loan - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees, interest expense and expenses for management, advisory and administrative services and may include working capital adjustments with respect to disposals to the Partnership, as well as charterhire expenses. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us.

In May 2020, we provided a revolving credit facility of $25.0 million, of which $15.0 million was drawn down and repaid in June 2020. The facility was unsecured and bears interest at a rate of LIBOR plus a margin of 5.0%. In February 2020, we loaned $25.0 million with interest of LIBOR plus 5.0%, of which $20.0 million and $5.0 million was repaid in March 2020 and April 2020, respectively. During the nine months ended September 30, 2020, we received interest of $0.3 million.

d)Methane Princess Lease security deposit - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement. Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.
Net revenues: The transactions with Hygo and its affiliates for the nine months ended September 30, 2020 and 2019 consisted of the following:

	Nine months ended September 30,
(in thousands of $)	2020	2019
Management and administrative services revenue	3,900	4,492
Ship management fees income	1,247	908
Debt guarantee compensation (a)	3,221	524
Total	8,368	5,924
Payables: The balances with Hygo and its affiliates as of September 30, 2020 and December 31, 2019 consisted of the following:

(in thousands of $)	September 30, 2020	December 31, 2019
Trading balances due to Hygo and affiliates (b)	(3,926)	(6,829)
Total	(3,926)	(6,829)

a)Debt guarantee compensation - In connection with the closing of the formation of the joint venture Hygo with Stonepeak, Hygo entered into agreements to compensate Golar in relation to certain debt guarantees relating to Hygo and its subsidiaries. This compensation amounted to an aggregate of $3.2 million and $0.5 million income for the nine months ended September 30, 2020 and 2019, respectively.

b)Trading balances - Receivables and payables with Hygo and its subsidiaries are comprised primarily of unpaid management fees, charterhire expenses, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Hygo and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Hygo, including ship management and administrative service fees due to us.
Receivables: The balances with OneLNG and its subsidiaries as of September 30, 2020 and December 31, 2019 consisted of the following:

(in thousands of $)	September 30, 2020	December 31, 2019
Balances due from OneLNG (a)	105	707
Total	105	707

a)Balances due from OneLNG - Receivables with OneLNG and its subsidiaries comprise primarily of unpaid advisory, administrative services and payment on behalf of a related party. Balances due from OneLNG are unsecured and interest free.
Net (expenses)/revenue: The transactions with other related parties for the nine months ended September 30, 2020 and 2019 consisted of the following:

	Nine months ended September 30,
(in thousands of $)	2020	2019
The Cool Pool (a)	—	39,666
Magni Partners (b)	(564)	(858)
Borr Drilling (c)	218	—
2020 Bulkers (d)	(5)	—
Avenir LNG (e)	848	—
Total	497	38,808

Receivables: The balances with other related parties as of September 30, 2020 and December 31, 2019 consisted of the following:

(in thousands of $)	September 30, 2020	December 31, 2019
Magni Partners (b)	81	88
Borr Drilling (c)	770	542
2020 Bulkers (d)	235	265
Avenir LNG (e)	848	—
Total	1,934	895

a) The Cool Pool - On July 8, 2019 GasLog's vessel charter contracts had concluded and withdrew their participation from the Cool Pool. Following Gaslog's departure, we assumed sole responsibility for the management of the Cool Pool and consolidate the Cool Pool. From point of consolidation, the Cool Pool ceased to be a related party.

The table below summarizes our net earnings (impacting each line item in our consolidated statement of operations) generated from our participation in the Cool Pool:

	Nine months ended September 30,
(in thousands of $)	2020	2019
Time and voyage charter revenues	—	43,332
Time charter revenues - collaborative arrangement	—	23,359
Voyage, charterhire and commission expenses	—	(8,092)
Voyage, charterhire and commission expenses - collaborative arrangement	—	(18,933)
Net income from the Cool Pool	—	39,666

b) Magni Partners - Tor Olav Trøim is the founder of, and partner in, Magni Partners (Bermuda) Limited ("Magni Partners"), a privately held Bermuda company, and is the ultimate beneficial owner of the company. Receivables and payables from Magni Partners comprise primarily of the cost (without mark-up) or part cost of personnel employed by Magni Partners who have provided advisory and management services to Golar. These costs do not include any payment for any services provided by Tor Olav Trøim himself.

c) Borr Drilling - Tor Olav Trøim is the founder, and director of Borr Drilling, a Bermuda company listed on the Oslo and Nasdaq stock exchanges. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office.

d) 2020 Bulkers is a related party by virtue of common directorships. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office.

e) Avenir LNG entered into agreements to compensate Golar in relation to certain debt guarantees relating to Avenir LNG and its subsidiaries. This compensation amounted to an aggregate of $0.8 million for the nine months ended September 30, 2020